Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net loss for the year	$ (161,913)	$ (16,298)
Add (deduct) non-cash items:
Share-based compensation	11,085	2,734
Depreciation and amortization	1,043	1,120
Interest expense	4,033	4,568
Income tax expense	36	133
Deferred income taxes	434	239
Loss on valuation of warrant liabilities	29,337	2,032
Loss on valuation of embedded derivative liabilities	97,408	630
Unrealized foreign exchange loss	2,973	1,779
Adjustments for profit loss	(15,564)	(3,063)
Changes in non-cash working capital
Trade receivables	(158)	(248)
Taxes recoverable	(1,381)	88
Inventories	(2,680)	1,094
Prepaid expenses and other current assets	(1,546)	541
Accounts payable and accrued liabilities	(689)	(5,404)
Deferred revenues	2,997	(988)
Net change in non-cash working capital	(3,457)	(4,917)
Other assets	(115)	482
Cash flow used in operating activities	(19,136)	(7,498)
Investing activities
Additions to mining assets	(60,849)	(36,231)
Acquisition of US Tungsten Inc.	(1,390)
Acquisition related costs	(32)
Cash flow used in investing activities	(62,271)	(36,231)
Financing activities
Issuance of common shares	313,320	11,810
Share subscriptions received in advance		103
Share issuance costs paid	(24,912)	(289)
Exercise of stock options	177
Exercise of CDI options	20,236
Exercise of warrants	8,616
Issuance of long-term debt	28,413	43,643
Repayment of long-term debt	(1,194)	(23,608)
Interest paid	(2,652)	(2,288)
Cash flow provided by financing activities	342,004	29,371
Effect of foreign currency translation on cash	(18)	169
Net increase (decrease) in cash for the year	260,579	(14,189)
Cash at beginning of year	7,830	22,019
Cash at end of year	$ 268,409	$ 7,830